Operating Profit - Auditor Remuneration (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Analysis of income and expense [abstract]
Audit of the financial statements	£ 1,922	£ 1,467	£ 1,150
Subsidiary local statutory audits	140	108	87
Sarbanes-Oxley Act attestation fees	1,442	1,506	1,710
Total audit fees	3,504	3,081	2,947
Quarterly review fees	285	260	0
Transition fees	0	180	0
Total audit related fees	285	440	0
Tax fees	245	377	0
All other fees	96	202	0
Total auditor’s remuneration	£ 4,130	£ 4,100	£ 2,947